Segment information (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Gross profit	$ 71,271,000,000		$ 91,542,000,000		$ 79,385,000,000
Other operating results, net	(8,914,000,000)		(1,649,000,000)		(8,067,000,000)
Joint Ventures [Member]
Statement [Line Items]
Revenues	(453,000,000)		(502,000,000)		(177,000,000)
Costs	(198,000,000)		(196,000,000)		(247,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(255,000,000)		(306,000,000)		70,000,000
Net gain / (loss) from fair value adjustments of investment properties	2,035,000,000		2,850		(428,000,000)
Gain from disposal of farmlands	0		0		0
General and administrative expenses	67,000,000		58,000,000		45,000,000
Selling expenses	27,000,000		11,000,000		75,000,000
Other operating results, net	(25,000,000)		0		(71,000,000)
Management fees		$ 0
Profit / (loss) from operations	1,849,000,000		2,613,000,000		(309,000,000)
Share of profit / (loss) of associates and joint ventures	(1,271)		(1,775)		(1,361)
Segment profit / (loss)	578,000,000		838,000,000		(1,670,000,000)
Reportable assets	(3,513,000,000)		(3,183,000,000)		(5,246,000,000)
Reportable liabilities							$ (3,513,000,000)	$ (3,183,000,000)	$ (5,246,000,000)
Total [Member]
Statement [Line Items]
Revenues	190,405,000,000		206,634,000,000		149,930,000,000
Costs	(115,302,000,000)		(150,443,000,000)		(119,602,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,294)		39,658		51,142
Changes in the net realizable value of agricultural products after harvest	(2,538)		(4,307)		(2,085)
Gross profit	71,271,000,000		91,542,000,000		79,385,000,000
Net gain / (loss) from fair value adjustments of investment properties	(51,677,000,000)		35,750		(7,940,000,000)
Gain from disposal of farmlands	15,026,000,000		11,868,000,000		4,631,000,000
General and administrative expenses	(27,780,000,000)		(19,504,000,000)		(18,266,000,000)
Selling expenses	(13,556,000,000)		(15,826,000,000)		(14,659,000,000)
Other operating results, net	(8,914,000,000)		(1,649,000,000)		(8,067,000,000)
Management fees		(4,760,000,000)		$ (8,988,000,000)
Profit / (loss) from operations	(20,390,000,000)		93,193		35,084,000,000
Share of profit / (loss) of associates and joint ventures	1,580		(420)		(15,679)
Segment profit / (loss)	(18,810,000,000)		92,773,000,000		19,405,000,000
Reportable assets	1,069,353,000,000		1,140,909,000,000		1,199,021,000,000
Reportable liabilities	(586,327,000,000)		(695,110,000,000)		(824,674,000,000)
Net reportable assets	483,026,000,000		445,799,000,000		374,347,000,000
Adjustment [Member]
Statement [Line Items]
Revenues	17,435,000,000		14,359,000,000		10,408,000,000
Costs	(17,751,000,000)		(14,820,000,000)		(11,243,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(316,000,000)		(461,000,000)		(835,000,000)
Net gain / (loss) from fair value adjustments of investment properties	0			0		$ 0
Gain from disposal of farmlands	0			0		0
General and administrative expenses	0			0		0
Selling expenses	0			0		0
Other operating results, net	166,000,000		121,000,000		378,000,000
Management fees		(4,760,000,000)		(8,988,000,000)
Profit / (loss) from operations	(4,910)		(9,328,000,000)		(457,000,000)
Share of profit / (loss) of associates and joint ventures				0		0
Segment profit / (loss)	(4,910)		(9,328,000,000)		(457,000,000)
Reportable assets	0							0	0
Reportable liabilities	0							0	0
Net reportable assets	0							0	0
Elimination [Member]
Statement [Line Items]
Revenues	(657,000,000)		(1,248,000,000)		(1,286,000,000)
Costs	0		0		0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	221		415		670
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	(436,000,000)		(833,000,000)		(616,000,000)
Net gain / (loss) from fair value adjustments of investment properties	0			0		0
Gain from disposal of farmlands	0			0		0
General and administrative expenses	174,000,000			174,000,000		327,000,000
Selling expenses	301,000,000			811,000,000		308,000,000
Other operating results, net	(25,000,000)		(24,000,000)		(15,000,000)
Management fees		0		0
Profit / (loss) from operations	14		128,000,000		4,000,000
Share of profit / (loss) of associates and joint ventures	0			0		$ (12)
Segment profit / (loss)	14		128,000,000		(8,000,000)
Reportable assets	226,898,000,000							244,866,000,000	239,379,000,000
Reportable liabilities	(586,327,000,000)							(695,110,000,000)	(824,674,000,000)
Net reportable assets	(359,429,000,000)							$ (450,244,000,000)	$ (585,295,000,000)
Urban Property And Investment Business [Member]
Statement [Line Items]
Revenues	72,303,000,000		55,174,000,000		35,754,000,000
Costs	(13,287,000,000)		(11,534,000,000)		(12,189,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0		0		0
Changes in the net realizable value of agricultural products after harvest	0		0		0
Gross profit	59,016,000,000		43,640,000,000		23,565,000,000
Net gain / (loss) from fair value adjustments of investment properties	(51,342,000,000)		27,596		(26,991,000,000)
Gain from disposal of farmlands	0		0		0
General and administrative expenses	(19,528,000,000)		(11,570,000,000)		(10,941,000,000)
Selling expenses	(4,538,000,000)		(4,834)		(5,341,000,000)
Other operating results, net	(7,284,000,000)		61,000,000		(553,000,000)
Management fees		0		0
Profit / (loss) from operations	(23,676,000,000)		54,893		(20,261,000,000)
Share of profit / (loss) of associates and joint ventures	3,889		1,007		(14,102)
Segment profit / (loss)	(19,787,000,000)		55,900,000,000		(34,363,000,000)
Reportable assets	634,934,000,000		702,665,000,000		732,471,000,000
Reportable liabilities	0		0		0
Net reportable assets	634,934,000,000		702,665,000,000		732,471,000,000
Subtotal [Member]
Statement [Line Items]
Revenues	174,080,000,000		194,025,000,000		140,985,000,000
Costs	97,749,000,000		135,819,000,000		108,606,000,000
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515)		39,243		50,472
Changes in the net realizable value of agricultural products after harvest	(2,538)		(4,307)		(2,085)
Gross profit	72,278,000,000		93,142,000,000		80,766,000,000
Net gain / (loss) from fair value adjustments of investment properties	(53,712,000,000)		32,900,000,000		(7,512,000,000)
Gain from disposal of farmlands	15,026,000,000		11,868,000,000		4,631,000,000
General and administrative expenses	(28,021,000,000)		(19,736,000,000)		(18,638,000,000)
Selling expenses	(13,884,000,000)		(16,648,000,000)		(15,042,000,000)
Other operating results, net	(9,030,000,000)		(1,746,000,000)		(8,359,000,000)
Management fees		0	0
Profit / (loss) from operations	(17,343,000,000)		99,780,000,000		35,846,000,000
Share of profit / (loss) of associates and joint ventures	2,851		1,355		(14,306)
Segment profit / (loss)	(14,492,000,000)		101,135,000,000		21,540,000,000
Reportable assets	845,968,000,000		899,226,000,000		964,888,000,000
Reportable liabilities	0		0		0
Net reportable assets	845,968,000,000		899,226,000,000		964,888,000,000
Agricultural Business [Member]
Statement [Line Items]
Revenues	101,777,000,000		138,851,000,000		105,231,000,000
Costs	(84,462,000,000)		(124,285,000,000)		(96,417,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(1,515,000,000)		39,243,000,000		50,472,000,000
Changes in the net realizable value of agricultural products after harvest	(2,538,000,000)		(4,307,000,000)		(2,085,000,000)
Gross profit	13,262,000,000		49,502,000,000		57,201,000,000
Net gain / (loss) from fair value adjustments of investment properties	(2,370,000,000)		5,304,000,000		19,479,000,000
Gain from disposal of farmlands	15,026,000,000		11,868,000,000		4,631,000,000
General and administrative expenses	(8,493,000,000)		(8,166,000,000)		(7,697,000,000)
Selling expenses	(9,346,000,000)		(11,814,000,000)		(9,701,000,000)
Other operating results, net	(1,746)		(1,807,000,000)		(7,806,000,000)
Management fees		$ 0		$ 0
Profit / (loss) from operations	6,333,000,000		44,887		56,107,000,000
Share of profit / (loss) of associates and joint ventures	(1,038)		348		(204)
Segment profit / (loss)	5,295,000,000		45,235,000,000		55,903,000,000
Reportable assets	211,034,000,000		196,561,000,000		232,417,000,000
Reportable liabilities	0		0		0
Net reportable assets	$ 211,034,000,000		$ 196,561,000,000		$ 232,417,000,000